Main items related to operating activities (Tables)	12 Months Ended
Dec. 31, 2025
Main items related to operating activities
Schedule of operating expenses

For the year ended December 31,
(M$)	2025	2024	2023
Purchases, net of inventory variation (a) (b)	(116,740)	(127,664)	(143,041)
Exploration costs	(419)	(999)	(573)
Other operating expenses (c)	(30,914)	(29,860)	(30,419)
of which non-current operating liabilities (allowances) reversals	660	870	821
of which current operating liabilities (allowances) reversals	15	(60)	(92)
OPERATING EXPENSES	(148,073)	(158,523)	(174,033)
(a)	Includes taxes paid on oil and gas production in the Exploration & Production segment, amongst others royalties.
(b)	TotalEnergies values under / over lifting at market value.
(c)

Principally composed of production and administrative costs (refer in particular to payroll costs as detailed in Note 10 to the Consolidated Financial Statements “Payroll, staff and employee benefits obligations”).

Schedule of amortization, depreciation and impairment of tangible assets and mineral interests

For the year ended December 31,
(M$)	2025	2024	2023
Depreciation and impairment of tangible assets	(12,315)	(10,911)	(11,902)
Amortization and impairment of mineral assets	(997)	(1,114)	(860)
TOTAL	(13,312)	(12,025)	(12,762)

Schedule of inventories and changes in the valuation allowance on inventories

As of December 31, 2025		Valuation
(M$)	Gross value	allowance	Net value
Crude oil and natural gas	2,367	(14)	2,353
Refined products	4,344	(66)	4,278
Chemicals products	1,526	(112)	1,414
Trading inventories	5,950	–	5,950
Other inventories	3,524	(856)	2,668
TOTAL	17,711	(1,048)	16,663

As of December 31, 2024		Valuation
(M$)	Gross value	allowance	Net value
Crude oil and natural gas	3,111	(4)	3,107
Refined products	4,714	(48)	4,666
Chemicals products	1,558	(108)	1,450
Trading inventories	7,280	–	7,280
Other inventories	3,400	(1,035)	2,365
TOTAL	20,063	(1,195)	18,868

As of December 31, 2023		Valuation
(M$)	Gross value	allowance	Net value
Crude oil and natural gas	3,334	(152)	3,182
Refined products	5,335	(141)	5,194
Chemicals products	1,668	(97)	1,571
Trading inventories	6,158	–	6,158
Other inventories	4,248	(1,036)	3,212
TOTAL	20,743	(1,426)	19,317

Changes in the valuation allowance on inventories are as follows:

			Currency
	Valuation		translation	Valuation
For the year ended December 31,	allowance as of		adjustment and	allowance as of
(M$)	January 1,	Increase (net)	other variations	December 31,
2025	(1,195)	21	126	(1,048)
2024	(1,426)	246	(15)	(1,195)
2023	(1,312)	(92)	(22)	(1,426)

Schedule of accounts receivable and other current assets and changes in the valuation allowances

As of December 31, 2025		Valuation
(M$)	Gross value	allowance	Net value
Accounts receivable	19,458	(899)	18,559
Recoverable taxes	4,144	(4)	4,140
Other operating receivables	14,224	(292)	13,932
Prepaid expenses	2,260	–	2,260
Other debtors	105	–	105
Other current assets	20,733	(296)	20,437

As of December 31, 2024		Valuation
(M$)	Gross value	allowance	Net value
Accounts receivable	20,183	(902)	19,281
Recoverable taxes	4,295	(6)	4,289
Other operating receivables	17,094	(248)	16,846
Prepaid expenses	2,481	–	2,481
Other debtors	71	–	71
Other current assets	23,941	(254)	23,687

As of December 31, 2023		Valuation
(M$)	Gross value	allowance	Net value
Accounts receivable	24,334	(892)	23,442
Recoverable taxes	4,085	(7)	4,078
Other operating receivables	15,218	(266)	14,952
Prepaid expenses	1,731	–	1,731
Other debtors	60	–	60
Other current assets	21,094	(273)	20,821

Changes in the valuation allowance on “Accounts receivable” and “Other current assets” are as follows:

			Currency
	Valuation		translation	Valuation
	allowance as of		adjustments and	allowance as of
For the year ended December 31, (M$)	January 1,	Increase (net)	other variations	December 31,
Accounts receivable
2025	(902)	31	(28)	(899)
2024	(892)	(53)	43	(902)
2023	(826)	(82)	16	(892)
Other current assets
2025	(254)	(22)	(20)	(296)
2024	(273)	1	18	(254)
2023	(325)	(7)	59	(273)

Schedule of other creditors and accrued liabilities

As of December 31, (M$)	2025	2024	2023
Accruals and deferred income	2,323	1,561	1,129
Payable to States (including taxes and duties)	10,427	12,561	13,974
Payroll	1,820	1,597	1,687
Other operating liabilities	21,774	20,242	19,937
OTHER CREDITORS AND ACCRUED LIABILITIES	36,344	35,961	36,727

Schedule of additional information on cash paid or received in the cash flow from operating activities

For the year ended December 31, (M$)	2025	2024	2023
Interests paid	(3,051)	(2,934)	(2,883)
Interests received	944	1,302	1,431
Income tax paid(a)	(9,622)	(10,561)	(12,688)
Dividends received	1,722	1,833	2,821
(a)	These amounts include taxes paid in kind under production-sharing contracts in exploration and production activities.

Detail of changes in working capital

For the year ended December 31, (M$)	2025	2024	2023
Inventories	2,848	(203)	3,159
Accounts receivable	1,406	3,884	306
Other current assets	3,266	(3,556)	14,860
Accounts payable	(3,198)	(889)	572
Other creditors and accrued liabilities	(3,038)	3,128	(12,806)
NET AMOUNT, DECREASE (INCREASE)	1,284	2,364	6,091

Detail of changes in provisions and deferred taxes

As of December 31, (M$)	2025	2024	2023
Accruals	617	(373)	257
Deferred taxes	307	563	556
TOTAL	924	190	813